Schedule of Maturity of Lease Payments under Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
2025		$ 73,757
2026	69,683	69,683
2027	49,207	49,207
Total undiscounted finance lease payments	118,890	192,647
Less: imputed interest	(4,395)	(10,780)
Finance lease liabilities recognized in the Consolidated Balance Sheet	$ 114,495	$ 181,867